Gibraltar Industries, Inc.
3356 Lake Shore Road
P.O. Box 2028
Buffalo, NY 14219

July 20, 2006

Securities and Exchange Commission
Division of Corporate Finance
450 Fifth Street, N.W.
Washington, D.C. 20549

RE:  Gibraltar Industries, Inc.
        Registration Statement on Form S-4
        (the “Registration Statement”)

Ladies and Gentlemen:

      Gibraltar Industries, Inc. (the “Company”) and certain of its wholly-owned domestic subsidiaries (the “Guarantors”) have filed the above-referenced Registration Statement to register 8% Senior Subordinated Notes due 2015, and associated guarantees (collectively, the “original securities”), in order to conduct an exchange offer with respect to outstanding 8% Senior Subordinated Notes due 2015, and associated guarantees (collectively, the “new securities”), that were sold in a private placement on December 8, 2005. In this letter, I refer to the Company and the Guarantors, collectively, as the “issuers.”

      The exchange offer will be conducted in accordance with the parameters sets forth the Exxon Capital Holdings Corporation no-action letter, dated April 13, 1988, the Morgan Stanley & Co. Incorporated no-action letter, dated June 5, 1991, the Shearman & Sterling no-action letter, dated July 2, 1995, and similar no-action letters.

      As such, the issuers hereby represent that they have not entered into any arrangement or understanding with any person to distribute the new securities to be received in the exchange offer and to the best of such issuers’ information and belief, each person participating in the exchange offer is acquiring the new securities in its ordinary course of business and has no arrangement or understanding with any person to participate in the distribution of the new securities to be received in the exchange offer. In this regard, the issuers will make each person participating in the exchange offer aware (through the exchange offer prospectus or otherwise) that if the exchange offer is being registered for the purpose of secondary resales, any holder using the exchange offer to participate in a distribution of the new securities to be acquired in the registered exchange offer (1) could not rely on the staff position enunciated in Exxon Capital Holdings Corporation (avail. May 13, 1988) or similar letters; and (2) must comply with registration and prospectus delivery requirements of the Securities Act of 1933 (the “Securities Act”) in connection with a secondary resale transaction. The issuers hereby acknowledge that such a secondary resale transaction should be covered by an effective registration statement containing the selling securityholder information required by Item 507 of Regulation S-K.

      Furthermore, the issuers will (1) make each person participating in the exchange offer aware (through the exchange offer prospectus) that any broker-dealer who holds original securities acquired for its own account as a result of market-making activities or other trading activities, and who receives new securities in exchange for such original securities pursuant to the exchange offer, may be a statutory underwriter and must deliver a prospectus meeting the requirements of the Securities Act; and (2) include in the transmittal letter or similar documentation to be executed by the exchange offeree in order to participate in the exchange offer a representation to the effect that by accepting the exchange offer, the offeree represents to the issuer that it is not engaged in, and does not intend to engage in, a distribution of the new securities, and that if the exchange offeree is a broker-dealer holding original securities acquired for its own account as a result of market-making activities or other trading activities, an acknowledgement that it will deliver a prospectus meeting the requirements of the Securities Act in connection with any resale of new securities received in respect of such original securities pursuant to the exchange offer. The transmittal letter or similar documentation may also include a statement to the effect that by so acknowledging and by delivering a prospectus, a broker-dealer will not be deemed to admit that it is an “underwriter” within the meaning of the Securities Act.

      Lastly, please note that the “Plan of Distribution” in the exchange offer prospectus will include disclosure stating that each broker-dealer that receives new securities for its own account pursuant to the exchange offer must acknowledge that it will deliver a prospectus in connection with any resale of such new securities, and, that the exchange offer prospectus may be used by a broker-dealer in connection with resales of new notes received in exchange for original notes where such original notes were acquired as a result of market-making activities or other trading activities.

      Should any questions arise in connection with the Registration Statement or this supplemental letter, please contact me at (716) 826-6500.

Very truly yours,

/s/ David W. Kay

Name: David W. Kay
Title: Executive Vice President, Chief Financial Officer and Treasurer